January 4, 2013

VIA EDGAR

Securities and Exchange Commission
100 F. Street, NE
Washington, DC  20549

Re:           Jackson Sage Variable Annuity Account A
File Nos: 333-185763 and 811-04405

Dear Commissioners:

Pursuant to Rule 497(j) under the Securities Act of 1933 and for the above registrant and offering of securities, we certify that the form of supplement to the prospectus and the form of supplement to the statement of additional information that would have been filed under paragraph (c) do not differ from those contained in the initial Registration Statement; and that the text of the Registration Statement was filed electronically.

If you have any questions, please call me at (517) 367-3872.

Yours truly,

/s/  FRANK J. JULIAN

Frank J. Julian
Assistant Vice President